Share Capital - Schedule of Share Capital Footnotes (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands								12 Months Ended
	Aug. 02, 2024 USD ($)	Sep. 07, 2023 CAD ($) shares	Sep. 07, 2023 USD ($) shares	Aug. 08, 2023 CAD ($) shares	Aug. 08, 2023 USD ($) shares	Jun. 17, 2022 USD ($)	Mar. 05, 2021 USD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Sep. 07, 2023 $ / shares	Aug. 08, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Gross proceeds from shares		$ 3,077	$ 2,250	$ 20,185	$ 15,001
Purchase price (cad and usd per share) | $ / shares																$ 2.25	$ 2.25
Share issue related cost								$ 751		$ 2,805		$ 764
Number of warrants and shares outstanding (in shares) | shares		1,000,050		6,667,000
Number of common shares (in shares) | shares		1		1
Number of warrants (in shares) | shares		1		1
Issued pursuant to public offering		$ 17,724		$ 17,724								$ 13,338
Warrant liability		7,360		7,360
Gross proceeds from warrant exercises								$ 65	$ 47
Contributed Surplus
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with parties other than employees		$ 638	$ 473	$ 638	$ 473
Compensation Warrants
Disclosure of classes of share capital [line items]
Number of common shares (in shares) | shares											1				1
Granted (in shares) | shares		536,693	536,693	536,693	536,693			536,693	536,693	536,693	536,693
Warrants
Disclosure of classes of share capital [line items]
Issued (in shares) | shares										7,667,050	7,667,050
Issued pursuant to public offering										$ 7,360
Exercised (in shares) | shares								52,456	52,456	0	0	0	0
Warrants exercised, fair value								$ (6)
2021 United States ATM
Disclosure of classes of share capital [line items]
Agreement							$ 80,000
Agreement term							16 months
Issued (in shares) | shares												2,719,770	2,719,770
Gross proceeds from shares												$ 5,744	$ 4,560
Purchase price (cad and usd per share) | (per share)													$ 1.68					$ 2.11
Net proceeds from issue of ordinary shares												5,572	$ 4,423
Share issue related cost, commissions												172	$ 137
Share issue related cost												$ 209
2022 United States ATM
Disclosure of classes of share capital [line items]
Agreement						$ 65,000
Agreement term						25 months
Issued (in shares) | shares								2,560,933	2,560,933	4,978,605	4,978,605	3,515,462	3,515,462
Gross proceeds from shares								$ 4,016	$ 2,964	$ 10,676	$ 7,904	$ 7,594	$ 5,632
Purchase price (cad and usd per share) | (per share)									$ 1.16		$ 1.59		$ 1.60	$ 1.57	$ 2.14			$ 2.16
Net proceeds from issue of ordinary shares								3,895	$ 2,875	10,356	$ 7,667	7,366	$ 5,463
Share issue related cost, commissions								121	$ 89	320	$ 237	228	$ 169
Share issue related cost								$ 187		$ 415		$ 555
Public offering | Compensation Warrants
Disclosure of classes of share capital [line items]
Share issue related cost		$ 2,390		$ 2,390
Warrants issued, transaction costs		3,130		3,130
Share issue operating expense		$ 740		$ 740
2024 United States ATM
Disclosure of classes of share capital [line items]
Agreement	$ 50,000
Agreement term	25 months
Issued (in shares) | shares								2,849,210	2,849,210
Gross proceeds from shares								$ 3,654	$ 2,562
Purchase price (cad and usd per share) | (per share)									$ 0.90					$ 1.28
Net proceeds from issue of ordinary shares								3,544	$ 2,485
Share issue related cost, commissions								110	$ 77
Share issue related cost								$ 564